Income Taxes, Changes in Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	$ 1,223	$ (1,196)
Credited (charged) to the statement of earnings	(657)	2,103
Credited (charged) to shareholders' equity	(578)	67
Foreign currency translation adjustment	(115)	249
Deferred tax assets (liability), end of year	(127)	1,223
Deferred Income Tax Assets [Member] | Long-Lived Assets [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	4,568	1,925
Credited (charged) to the statement of earnings	(804)	2,695
Credited (charged) to shareholders' equity	0	0
Foreign currency translation adjustment	71	(52)
Deferred tax assets (liability), end of year	3,835	4,568
Deferred Income Tax Assets [Member] | Provisions and Accruals [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	4,491	3,963
Credited (charged) to the statement of earnings	(387)	446
Credited (charged) to shareholders' equity	(578)	67
Foreign currency translation adjustment	75	15
Deferred tax assets (liability), end of year	3,601	4,491
Deferred Income Tax Assets [Member] | Deferred Revenue [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	3,170	2,716
Credited (charged) to the statement of earnings	104	490
Credited (charged) to shareholders' equity	0	0
Foreign currency translation adjustment	50	(36)
Deferred tax assets (liability), end of year	3,324	3,170
Deferred Income Tax Assets [Member] | Research and Development Expenses [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	2,330	2,524
Credited (charged) to the statement of earnings	(47)	(149)
Credited (charged) to shareholders' equity	0	0
Foreign currency translation adjustment	44	(45)
Deferred tax assets (liability), end of year	2,327	2,330
Deferred Income Tax Assets [Member] | Losses Carried Forward [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	2,146	5,073
Credited (charged) to the statement of earnings	(616)	(2,751)
Credited (charged) to shareholders' equity	0	0
Foreign currency translation adjustment	7	(176)
Deferred tax assets (liability), end of year	1,537	2,146
Deferred Income Tax Liabilities [Member] | Long-Lived Assets [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	(4,406)	(6,461)
Credited (charged) to the statement of earnings	1,003	1,710
Credited (charged) to shareholders' equity	0	0
Foreign currency translation adjustment	(154)	345
Deferred tax assets (liability), end of year	(3,557)	(4,406)
Deferred Income Tax Liabilities [Member] | Research and Development Tax Credits [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	(11,076)	(10,936)
Credited (charged) to the statement of earnings	90	(338)
Credited (charged) to shareholders' equity	0	0
Foreign currency translation adjustment	(208)	198
Deferred tax assets (liability), end of year	$ (11,194)	$ (11,076)